EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
EQUITY
19.	EQUITY

(a)	Issued capital
	December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$

Authorized:
10,000,000 preferred shares, no par	—	—	—	—
200,000,000 ordinary shares, no par	—	—	—	—

Issued and fully paid:
24,910,916 (2016: 24,910,916) common shares, no par
common shares, no par	312,081	312,081	312,081	47,963

(b)	Other capital reserves
Other capital reserves
CNY

At January 1, 2015	636,960
Deemed contribution from a related party*	55,558
At December 31, 2015, 2016 and 2017	692,518
At December 31, 2017 (US$)	106,432

*	On December 23, 2016, Feishang Hesheng waived a payment of CNY55.56 million indebtedness owed to it by Double Grow (Note 5).

(c)	Dividend restrictions and reserves

Due to the Group's structure, the payment of dividends is subject to numerous controls imposed under PRC law, including foreign exchange control on the conversion of the local currency into United States dollars and other currencies.

In accordance with the relevant PRC regulations and the Articles of Association of Wuhu Feishang, appropriations of net income as reflected in its PRC statutory financial statements are to be allocated to each of the general reserve and enterprise expansion reserve, respectively, as determined by the resolution of the Board of Directors annually. No amounts were appropriated to the general reserve and enterprise expansion reserve in 2015, 2016 and 2017.